Document And Entity Information	3 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0002089449
Document Type	F-4
Entity Registrant Name	Isdera Inc
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4th Floor, Harbour Place
Entity Address, Address Line Two	103 South Church Street, P.O. Box 10240
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
City Area Code	412
Local Phone Number	947-0514
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	850 Library Ave
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711